Schedule of Investments (unaudited)
August 31, 2025
BlackRock High Equity Income Fund
(Percentages shown are based on Net Assets)

Security	Shares	Value
Common Stocks
Aerospace & Defense — 2.1%
Airbus SE	37,548	$ 7,850,126
Boeing Co. (The)(a)	54,874	12,877,830
L3Harris Technologies, Inc.	25,141	6,979,645
RTX Corp.	74,687	11,845,358
		39,552,959
Automobile Components — 0.7%
Aptiv PLC(a)	113,030	8,989,276
Lear Corp.	45,911	5,050,210
		14,039,486
Automobiles — 0.4%
General Motors Co.	129,385	7,580,667
Banks — 6.4%
Bank of America Corp.	137,294	6,966,298
Citigroup, Inc.	528,480	51,035,314
First Citizens BancShares, Inc., Class A	14,872	29,504,709
Flagstar Financial, Inc.	670,875	8,600,617
Wells Fargo & Co.	335,959	27,609,111
		123,716,049
Beverages — 0.4%
Keurig Dr. Pepper, Inc.	251,275	7,309,590
Broadline Retail — 2.2%
Amazon.com, Inc.(a)	155,721	35,660,109
PDD Holdings, Inc., ADR(a)	49,068	5,898,955
		41,559,064
Building Products — 0.8%
Fortune Brands Innovations, Inc.	279,421	16,351,717
Capital Markets — 1.7%
Carlyle Group, Inc. (The)	206,891	13,356,883
Charles Schwab Corp. (The)	83,850	8,036,184
Intercontinental Exchange, Inc.	59,592	10,523,947
		31,917,014
Chemicals — 1.9%
Air Products & Chemicals, Inc.	32,639	9,599,456
Axalta Coating Systems Ltd.(a)	276,560	8,645,266
International Flavors & Fragrances, Inc.	133,196	8,992,062
PPG Industries, Inc.	90,314	10,045,626
		37,282,410
Commercial Services & Supplies — 0.7%
Rentokil Initial PLC	2,709,357	13,395,849
Communications Equipment — 0.8%
Cisco Systems, Inc.	222,725	15,388,070
Consumer Staples Distribution & Retail — 1.0%
Dollar General Corp.	109,951	11,958,271
Dollar Tree, Inc.(a)	73,538	8,028,143
		19,986,414
Containers & Packaging — 0.6%
Sealed Air Corp.	388,776	12,623,557
Diversified Telecommunication Services — 0.6%
Verizon Communications, Inc.	255,612	11,305,719
Electric Utilities — 1.6%
American Electric Power Co., Inc.	52,136	5,788,139
Evergy, Inc.	109,290	7,788,005
Security	Shares	Value
Electric Utilities (continued)
Exelon Corp.	306,952	$ 13,407,663
PG&E Corp.	296,785	4,534,875
		31,518,682
Electronic Equipment, Instruments & Components — 0.3%
Keysight Technologies, Inc.(a)	1	163
Ralliant Corp.(a)	130,063	5,437,934
		5,438,097
Entertainment — 1.1%
Electronic Arts, Inc.	88,473	15,212,933
Walt Disney Co. (The)	43,911	5,198,184
		20,411,117
Financial Services — 2.5%
Fidelity National Information Services, Inc.	331,284	23,126,936
Global Payments, Inc.	73,913	6,564,952
Visa, Inc., Class A	11,324	3,983,557
Voya Financial, Inc.	181,721	13,645,430
		47,320,875
Food Products — 1.2%
Kraft Heinz Co. (The)	172,931	4,836,880
Lamb Weston Holdings, Inc.	169,317	9,740,807
The Campbell’s Co.	250,510	7,998,784
		22,576,471
Ground Transportation — 0.6%
Canadian National Railway Co.	59,880	5,796,808
CSX Corp.	28,250	918,407
Union Pacific Corp.	19,560	4,373,029
		11,088,244
Health Care Equipment & Supplies — 4.1%
Baxter International, Inc.	968,888	23,921,845
Becton Dickinson & Co.	177,469	34,247,967
Medtronic PLC	221,506	20,557,972
		78,727,784
Health Care Providers & Services — 3.6%
Cardinal Health, Inc.	105,038	15,627,553
Centene Corp.(a)	93,367	2,711,378
CVS Health Corp.	349,628	25,575,288
Elevance Health, Inc.	62,717	19,984,772
Labcorp Holdings, Inc.	21,723	6,038,777
		69,937,768
Health Care REITs — 0.4%
Healthcare Realty Trust, Inc.	438,710	7,624,780
Household Products — 0.8%
Henkel AG & Co. KGaA, NVS	174,333	14,715,500
Industrial REITs — 0.8%
Rexford Industrial Realty, Inc.	200,715	8,311,608
STAG Industrial, Inc.	170,769	6,292,838
		14,604,446
Insurance — 1.7%
American International Group, Inc.	116,675	9,488,011
Fidelity National Financial, Inc., Class A	219,007	13,111,949
Willis Towers Watson PLC	28,369	9,270,706
		31,870,666
Interactive Media & Services — 1.7%
Alphabet, Inc., Class C, NVS	106,440	22,728,133
Meta Platforms, Inc., Class A	13,728	10,140,874
		32,869,007

Schedule of Investments (unaudited) (continued)
August 31, 2025
BlackRock High Equity Income Fund
(Percentages shown are based on Net Assets)
Security	Shares	Value
IT Services — 0.3%
Cognizant Technology Solutions Corp., Class A	72,253	$ 5,220,279
Leisure Products — 0.4%
Hasbro, Inc.	106,344	8,631,942
Life Sciences Tools & Services — 0.2%
ICON PLC(a)	18,820	3,348,831
Machinery — 1.1%
CNH Industrial NV	395,556	4,529,116
Fortive Corp.	112,025	5,361,517
Middleby Corp. (The)(a)	84,690	11,589,826
		21,480,459
Media — 1.9%
Comcast Corp., Class A	565,836	19,221,449
WPP PLC	3,446,643	18,276,248
		37,497,697
Metals & Mining — 0.7%
Barrick Mining Corp.	281,040	7,484,095
Teck Resources Ltd., Class B	195,272	6,676,350
		14,160,445
Multi-Utilities — 0.4%
Sempra	89,589	7,396,468
Oil, Gas & Consumable Fuels — 3.8%
BP PLC	4,695,889	27,469,189
Chevron Corp.	89,936	14,443,721
Kosmos Energy Ltd.(a)(b)	7,054,416	12,627,405
Shell PLC	507,143	18,672,685
		73,213,000
Pharmaceuticals — 1.9%
Bayer AG, Registered Shares	320,717	10,551,774
Bristol-Myers Squibb Co.	172,810	8,153,176
Sanofi SA	178,500	17,709,345
		36,414,295
Professional Services — 2.1%
Leidos Holdings, Inc.	73,568	13,309,923
SS&C Technologies Holdings, Inc.	297,056	26,336,985
		39,646,908
Residential REITs — 0.5%
AvalonBay Communities, Inc.	48,090	9,418,426
Semiconductors & Semiconductor Equipment — 0.5%
NVIDIA Corp.	25,590	4,457,266
STMicroelectronics NV, NY Shares, ADR	223,613	6,035,315
		10,492,581
Software — 1.1%
Microsoft Corp.	40,252	20,395,286
Specialized REITs — 0.3%
Crown Castle, Inc.	52,433	5,198,208
Technology Hardware, Storage & Peripherals — 4.0%
Hewlett Packard Enterprise Co.	260,490	5,879,259
HP, Inc.	550,499	15,711,241
Samsung Electronics Co. Ltd., Registered Shares, GDR(c)	28,336	35,047,753
Western Digital Corp.	240,873	19,351,737
		75,989,990
Security	Shares	Value
Textiles, Apparel & Luxury Goods — 0.6%
NIKE, Inc., Class B	33,307	$ 2,576,963
Swatch Group AG (The)	53,966	9,757,874
		12,334,837
Tobacco — 0.6%
British American Tobacco PLC	208,876	11,861,579
Trading Companies & Distributors — 0.4%
WESCO International, Inc.	31,640	6,955,738
Total Common Stocks — 61.5% (Cost: $960,318,487)		1,180,368,971

		Par (000)
Equity-Linked Notes
Aerospace & Defense — 2.0%
Barclays Capital, Inc. (Airbus SE) 20.03% 10/07/25	EUR	27,600	5,776,328
JP Morgan Securities LLC (Boeing Co. (The)) Series DMUX 21.46% 09/22/25	USD	40,400	9,198,982
SG Americas Securities LLC (RTX Corp.) 19.65% 09/25/25		55,200	8,731,193
UBS Securities LLC (L3Harris Technologies, Inc.) 18.90% 09/08/25		55,100	14,900,701
			38,607,204
Automobile Components — 0.5%
RBC Capital Markets LLC (Aptiv PLC) 22.81% 09/22/25		83,500	6,013,797
RBC Capital Markets LLC (Lear Corp.) 25.53% 09/22/25		33,900	3,358,920
			9,372,717
Automobiles — 0.3%
BNP Paribas Securities Corporation (General Motors Co.) 22.86% 10/20/25		95,500	5,595,345
Banks — 2.5%
BNP Paribas Securities Corporation (First Citizens BancShares, Inc.) 19.81% 09/11/25		11,900	23,658,043
JP Morgan Securities LLC (Wells Fargo & Co.) Series MTMg 20.47% 10/14/25		248,200	19,633,832
Toronto-Dominion Bank (Flagstar Financial, Inc.) 25.75% 09/25/25		402,400	4,684,861
			47,976,736
Beverages — 0.3%
JP Morgan Securities LLC (Keurig Dr. Pepper, Inc.) Series EmTt 20.77% 10/16/25		185,600	5,517,669
Broadline Retail — 1.5%
JP Morgan Securities LLC (PDD Holdings, Inc.) Series DMUZ 27.48% 09/22/25		36,100	4,321,752
SG Americas Securities LLC (Amazon.com, Inc.) 18.26% 09/15/25		102,500	23,644,401
			27,966,153
Building Products — 0.5%
JP Morgan Securities LLC (Fortune Brands Innovations, Inc.) Series DMUY 21.44% 09/22/25		168,800	9,672,493
Capital Markets — 1.2%
SG Americas Securities LLC (Charles Schwab Corp. (The)) 22.05% 09/25/25		61,900	5,936,286

Schedule of Investments (unaudited) (continued)
August 31, 2025
BlackRock High Equity Income Fund
(Percentages shown are based on Net Assets)
Security		Par (000)	Value
Capital Markets (continued)
Toronto-Dominion Bank (Carlyle Group, Inc. (The)) 22.57% 10/16/25	USD	152,900	$ 9,724,735
Toronto-Dominion Bank (Intercontinental Exchange, Inc.) 11.14% 10/09/25		44,000	7,833,555
			23,494,576
Chemicals — 1.1%
Barclays Capital, Inc. (PPG Industries, Inc.) 21.08% 09/11/25		66,700	7,428,507
Toronto-Dominion Bank (International Flavors & Fragrances, Inc.) 25.43% 10/09/25		98,300	6,542,722
UBS Securities LLC (Air Products & Chemicals, Inc.) 15.30% 10/02/25		24,000	7,007,420
			20,978,649
Commercial Services & Supplies — 0.9%
Barclays Capital, Inc. (Rentokil Initial PLC) 30.00% 09/01/25	GBP	1,661,600	7,969,881
JP Morgan Securities LLC (Rentokil Initial PLC) 18.00% 10/23/25		2,002,400	9,675,304
			17,645,185
Communications Equipment — 0.6%
Nomura Securities International, Inc. (Cisco Systems, Inc.) 14.33% 09/15/25	USD	164,600	11,406,428
Consumer Staples Distribution & Retail — 0.8%
Mizuho Securities USA LLC (Dollar General Corp.) 25.77% 09/29/25		81,200	8,887,772
SG Americas Securities LLC (Dollar Tree, Inc.) 32.70% 09/15/25		54,200	5,938,712
			14,826,484
Containers & Packaging — 0.5%
BNP Paribas Securities Corporation (Sealed Air Corp.) 24.65% 10/09/25		140,100	4,302,957
Toronto-Dominion Bank (Sealed Air Corp.) 23.49% 10/14/25		147,238	4,693,559
			8,996,516
Diversified Telecommunication Services — 0.4%
Mizuho Securities USA LLC (Verizon Communications, Inc.) 15.07% 10/14/25		188,900	8,358,275
Electric Utilities — 1.2%
Nomura Securities International, Inc. (Exelon Corp.) 19.40% 10/16/25		226,800	10,005,576
RBC Capital Markets LLC (American Electric Power Co., Inc.) 19.05% 09/22/25		38,400	4,294,967
SG Americas Securities LLC (Evergy, Inc.) 18.52% 09/25/25		80,700	5,777,248
Toronto-Dominion Bank (PG&E Corp.) 27.02% 09/08/25		219,200	3,120,078
			23,197,869
Entertainment — 0.8%
Nomura Securities International, Inc. (Walt Disney Co. (The)) 22.18% 10/16/25		32,300	3,790,029
RBC Capital Markets LLC (Electronic Arts, Inc.) 13.71% 10/02/25		65,300	10,906,002
			14,696,031
Financial Services — 1.5%
Mizuho Securities USA LLC (Fidelity National Information Services, Inc.) 19.57% 09/29/25		194,900	13,632,999
Mizuho Securities USA LLC (Visa, Inc.) 21.42% 09/08/25		12,500	4,394,094
Security		Par (000)	Value
Financial Services (continued)
Nomura Securities International, Inc. (Global Payments, Inc.) 22.71% 09/15/25	USD	44,200	$ 3,856,758
UBS Securities LLC (Voya Financial, Inc.) 22.40% 10/02/25		105,200	7,629,146
			29,512,997
Food Products — 1.3%
BNP Paribas Securities Corporation (Lamb Weston Holdings, Inc.) 31.98% 10/20/25		125,000	7,026,250
BNP Paribas Securities Corporation (The Campbell’s Co.) 33.30% 10/03/25		185,100	5,910,537
Mizuho Securities USA LLC (Kraft Heinz Co. (The)) 23.02% 09/08/25		411,200	11,506,796
			24,443,583
Ground Transportation — 0.4%
Nomura Securities International, Inc. (Union Pacific Corp.) 18.54% 10/03/25		14,400	3,190,977
SG Americas Securities LLC (CSX Corp.) 21.86% 09/25/25		130,100	4,292,201
			7,483,178
Health Care Equipment & Supplies — 1.8%
JP Morgan Securities LLC (Koninklijke Philips NV) Series DMT0 17.77% 09/18/25	EUR	160,900	4,468,437
Nomura Securities International, Inc. (Medtronic PLC) 16.12% 10/20/25	USD	163,700	15,076,836
Toronto-Dominion Bank (Baxter International, Inc.) 24.02% 10/14/25		581,300	14,309,506
			33,854,779
Health Care Providers & Services — 2.3%
BMO Capital Markets Corp. (Centene Corp.) 43.88% 10/09/25		68,900	1,903,997
BMO Capital Markets Corp. (CVS Health Corp.) 20.03% 10/09/25		310,810	21,384,322
JP Morgan Securities LLC (Labcorp Holdings, Inc.) Series MTMh 17.64% 10/14/25		15,900	4,396,182
SG Americas Securities LLC (Cardinal Health, Inc.) 20.41% 09/15/25		77,500	11,643,297
Toronto-Dominion Bank (Elevance Health, Inc.) 18.35% 09/08/25		17,300	5,481,011
			44,808,809
Health Care REITs — 0.2%
BMO Capital Markets Corp. (Healthcare Realty Trust, Inc.) 22.22% 10/03/25		240,000	4,105,290
Household Products — 0.5%
RBC Capital Markets LLC (Henkel AG & Co. KGaA) 11.00% 09/18/25	EUR	128,800	10,597,512
Industrial REITs — 0.5%
Mizuho Securities USA LLC (STAG Industrial, Inc.) 17.32% 10/20/25	USD	126,100	4,565,198
UBS Securities LLC (Rexford Industrial Realty, Inc.) 24.90% 10/03/25		110,200	4,237,867
			8,803,065
Insurance — 1.7%
Nomura Securities International, Inc. (Fidelity National Financial, Inc.) 16.92% 10/09/25		102,700	6,146,408
RBC Capital Markets LLC (American International Group, Inc.) 19.31% 09/29/25		120,500	9,702,438

Schedule of Investments (unaudited) (continued)
August 31, 2025
BlackRock High Equity Income Fund
(Percentages shown are based on Net Assets)
Security		Par (000)	Value
Insurance (continued)
RBC Capital Markets LLC (Fidelity National Financial, Inc.) 20.82% 10/02/25	USD	106,900	$ 6,324,609
UBS Securities LLC (Willis Towers Watson PLC) 20.50% 09/08/25		31,300	9,784,867
			31,958,322
Interactive Media & Services — 1.2%
BMO Capital Markets Corp. (Alphabet, Inc.) 23.09% 09/25/25		78,500	15,341,586
RBC Capital Markets LLC (Meta Platforms, Inc.) 19.55% 10/02/25		10,000	7,466,933
			22,808,519
IT Services — 0.3%
RBC Capital Markets LLC (Cognizant Technology Solutions Corp.) 20.18% 09/22/25		72,300	5,206,062
Leisure Products — 0.3%
RBC Capital Markets LLC (Hasbro, Inc.) 24.31% 09/29/25		78,500	6,237,959
Machinery — 0.4%
JP Morgan Securities LLC (CNH Industrial NV) Series EmTv 25.69% 10/16/25		292,300	3,410,543
JP Morgan Securities LLC (Fortive Corp.) Series MTMi 19.77% 10/14/25		82,800	3,970,679
			7,381,222
Media — 0.7%
BMO Capital Markets Corp. (Comcast Corp.) 20.04% 09/22/25		418,100	14,003,273
Metals & Mining — 0.4%
Mizuho Securities USA LLC (Teck Resources Ltd.) 33.82% 10/20/25		144,300	4,804,613
RBC Capital Markets LLC (Barrick Mining Corp.) 27.14% 10/02/25		148,300	3,644,062
			8,448,675
Multi-Utilities — 0.3%
UBS Securities LLC (Sempra) 18.30% 09/29/25		66,100	5,420,461
Oil, Gas & Consumable Fuels — 2.2%
Barclays Capital, Inc. (BP PLC) 29.35% 09/01/25	GBP	2,207,200	12,357,285
Barclays Capital, Inc. (BP PLC) 19.60% 10/23/25		2,817,400	16,320,698
RBC Capital Markets LLC (Shell PLC) 18.02% 10/07/25		374,700	13,473,776
			42,151,759
Pharmaceuticals — 2.1%
Barclays Capital, Inc. (Bayer AG) 29.34% 09/18/25	EUR	237,000	7,816,648
Barclays Capital, Inc. (Sanofi SA) 19.75% 09/01/25		132,900	13,127,321
Barclays Capital, Inc. (Sanofi SA) 21.95% 10/23/25		131,800	13,181,944
JP Morgan Securities LLC (Bristol-Myers Squibb Co.) Series N10g 18.25% 10/03/25	USD	127,600	5,881,955
			40,007,868
Professional Services — 1.5%
BNP Paribas Securities Corporation (SS&C Technologies Holdings, Inc.) 14.04% 10/09/25		114,600	10,110,595
Mizuho Securities USA LLC (SS&C Technologies Holdings, Inc.) 15.52% 09/29/25		104,800	9,159,547
UBS Securities LLC (Leidos Holdings, Inc.) 14.80% 10/02/25		54,300	9,725,748
			28,995,890
Residential REITs — 0.3%
SG Americas Securities LLC (AvalonBay Communities, Inc.) 22.39% 09/25/25		28,300	5,327,561
Security		Par (000)	Value
Semiconductors & Semiconductor Equipment — 0.5%
BNP Paribas Securities Corporation (STMicroelectronics NV) 21.93% 09/11/25	USD	159,600	$ 4,320,768
Citigroup Global Markets, Inc. (NVIDIA Corp.) 30.61% 10/20/25		15,300	2,774,961
SG Americas Securities LLC (Intel Corp.) 31.52% 09/15/25		78,600	1,888,897
			8,984,626
Software — 0.7%
Barclays Capital, Inc. (Microsoft Corp.) 14.66% 09/11/25		28,000	14,186,026
Specialized REITs — 0.2%
Nomura Securities International, Inc. (Crown Castle, Inc.) 21.62% 10/16/25		38,600	3,913,654
Technology Hardware, Storage & Peripherals — 1.4%
Barclays Capital, Inc. (Western Digital Corp.) 26.64% 09/11/25		160,400	11,494,272
BNP Paribas Securities Corporation (Hewlett Packard Enterprise Co.) 40.75% 10/03/25		192,400	4,201,635
JP Morgan Securities LLC (HP, Inc.) Series EmTu 30.69% 10/16/25		406,800	11,367,567
			27,063,474
Textiles, Apparel & Luxury Goods — 0.5%
BMO Capital Markets Corp. (NIKE, Inc.) 20.96% 09/15/25		24,500	1,882,662
HSBC Securities (USA), Inc. (Swatch Group AG (The)) Series 0026 23.12% 10/07/25	CHF	43,600	7,690,396
			9,573,058
Tobacco — 0.6%
Barclays Capital, Inc. (British American Tobacco PLC) 16.33% 09/18/25	GBP	214,200	11,766,020
Trading Companies & Distributors — 0.2%
RBC Capital Markets LLC (WESCO International, Inc.) 25.59% 10/02/25	USD	23,300	4,903,550
Total Equity-Linked Notes — 39.1% (Cost: $745,321,614)			750,255,522
Total Long-Term Investments — 100.6% (Cost: $1,705,640,101)			1,930,624,493

Schedule of Investments (unaudited) (continued)
August 31, 2025
BlackRock High Equity Income Fund
(Percentages shown are based on Net Assets)

Security	Shares	Value
Short-Term Securities
Money Market Funds — 3.4%
BlackRock Cash Funds: Institutional, SL Agency Shares, 4.44%(d)(e)(f)	3,222,492	$ 3,224,104
BlackRock Liquidity Funds, T-Fund, Institutional Shares, 4.16%(d)(e)	62,771,329	62,771,329
Total Short-Term Securities — 3.4% (Cost: $65,995,136)		65,995,433
Total Investments — 104.0% (Cost: $1,771,635,237)		1,996,619,926
Liabilities in Excess of Other Assets — (4.0)%		(76,429,908)
Net Assets — 100.0%		$ 1,920,190,018

(a)	Non-income producing security.
(b)	All or a portion of this security is on loan.
(c)
Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(d)	Affiliate of the Fund.
(e)	Annualized 7-day yield as of period end.
(f)	All or a portion of this security was purchased with the cash collateral from loaned securities.

Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the period ended August 31, 2025 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer	Value at 05/31/25	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 08/31/25	Shares Held at 08/31/25	Income	Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares	$ 6,296,800	$ —	$ (3,073,450)(a)	$ 457	$ 297	$ 3,224,104	3,222,492	$ 3,284 (b)	$ —
BlackRock Liquidity Funds, T-Fund, Institutional Shares	83,051,080	—	(20,279,751)(a)	—	—	62,771,329	62,771,329	670,910	—
				$ 457	$ 297	$ 65,995,433		$ 674,194	$ —

(a)	Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of collateral investment fees, and other payments to and from borrowers of securities.

For purposes of this report, industry and sector sub-classifications may differ from those utilized by the Fund for compliance purposes.
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
• Level 1 — Unadjusted price quotations in active markets/exchanges that the Fund has the ability to access for identical assets or liabilities;
• Level 2 — Inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly or indirectly; and
• Level 3 — Inputs that are unobservable and significant to the entire fair value measurement for the asset or liability (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is

Schedule of Investments (unaudited) (continued)
August 31, 2025
BlackRock High Equity Income Fund
Fair Value Hierarchy as of Period End (continued)
determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds that may not have a secondary market and/or may have a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Common Stocks
Aerospace & Defense	$ 31,702,833	$ 7,850,126	$ —	$ 39,552,959
Automobile Components	14,039,486	—	—	14,039,486
Automobiles	7,580,667	—	—	7,580,667
Banks	123,716,049	—	—	123,716,049
Beverages	7,309,590	—	—	7,309,590
Broadline Retail	41,559,064	—	—	41,559,064
Building Products	16,351,717	—	—	16,351,717
Capital Markets	31,917,014	—	—	31,917,014
Chemicals	37,282,410	—	—	37,282,410
Commercial Services & Supplies	—	13,395,849	—	13,395,849
Communications Equipment	15,388,070	—	—	15,388,070
Consumer Staples Distribution & Retail	19,986,414	—	—	19,986,414
Containers & Packaging	12,623,557	—	—	12,623,557
Diversified Telecommunication Services	11,305,719	—	—	11,305,719
Electric Utilities	31,518,682	—	—	31,518,682
Electronic Equipment, Instruments & Components	5,438,097	—	—	5,438,097
Entertainment	20,411,117	—	—	20,411,117
Financial Services	47,320,875	—	—	47,320,875
Food Products	22,576,471	—	—	22,576,471
Ground Transportation	11,088,244	—	—	11,088,244
Health Care Equipment & Supplies	78,727,784	—	—	78,727,784
Health Care Providers & Services	69,937,768	—	—	69,937,768
Health Care REITs	7,624,780	—	—	7,624,780
Household Products	—	14,715,500	—	14,715,500
Industrial REITs	14,604,446	—	—	14,604,446
Insurance	31,870,666	—	—	31,870,666
Interactive Media & Services	32,869,007	—	—	32,869,007
IT Services	5,220,279	—	—	5,220,279
Leisure Products	8,631,942	—	—	8,631,942
Life Sciences Tools & Services	3,348,831	—	—	3,348,831
Machinery	21,480,459	—	—	21,480,459
Media	19,221,449	18,276,248	—	37,497,697
Metals & Mining	14,160,445	—	—	14,160,445
Multi-Utilities	7,396,468	—	—	7,396,468
Oil, Gas & Consumable Fuels	27,071,126	46,141,874	—	73,213,000
Pharmaceuticals	8,153,176	28,261,119	—	36,414,295
Professional Services	39,646,908	—	—	39,646,908
Residential REITs	9,418,426	—	—	9,418,426
Semiconductors & Semiconductor Equipment	10,492,581	—	—	10,492,581
Software	20,395,286	—	—	20,395,286
Specialized REITs	5,198,208	—	—	5,198,208
Technology Hardware, Storage & Peripherals	40,942,237	35,047,753	—	75,989,990
Textiles, Apparel & Luxury Goods	2,576,963	9,757,874	—	12,334,837
Tobacco	—	11,861,579	—	11,861,579
Trading Companies & Distributors	6,955,738	—	—	6,955,738
Equity-Linked Notes	—	750,255,522	—	750,255,522
Short-Term Securities
Money Market Funds	65,995,433	—	—	65,995,433
	$ 1,061,056,482	$ 935,563,444	$ —	$ 1,996,619,926

Schedule of Investments (unaudited) (continued)
August 31, 2025
BlackRock High Equity Income Fund

Currency Abbreviation
CHF	Swiss Franc
EUR	Euro
GBP	British Pound
USD	United States Dollar

Portfolio Abbreviation
ADR	American Depositary Receipt
GDR	Global Depositary Receipt
NVS	Non-Voting Shares
REIT	Real Estate Investment Trust